UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8606


                             Scudder Pathway Series
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pathway Series- Pathway Growth Plus Portfolio
Investment Portfolio as of November 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------


                                                                                             Shares                     Value ($)
                                                                                        -----------------------------------------

Equity Funds 93.5%
Scudder Blue Chip Fund "Institutional"                                                            19,745                 370,809
Scudder Emerging Markets Growth Fund "S"                                                             840                  14,202
Scudder Equity 500 Index Fund "Institutional"                                                      5,529                 738,789
Scudder Greater Europe Growth Fund "S"                                                             2,172                  57,481
Scudder Growth and Income Fund "Institutional"                                                     7,008                 149,341
Scudder International Fund "Institutional"                                                         1,763                  75,553
Scudder Japanese Equity Fund "S"                                                                   1,906                  20,047
Scudder Large Company Growth Fund "Institutional"                                                  5,473                 125,168
Scudder Large Company Value Fund "Institutional"                                                   5,173                 129,905
Scudder RREEF Real Estate Securities Fund "Institutional"                                          1,941                  40,172
Scudder Small Cap Growth Fund "Investment"                                                         2,103                  49,436
Scudder Small Company Stock Fund "S"                                                               3,424                  95,131
Scudder Small Company Value Fund "S"                                                               2,137                  64,898
Scudder-Dreman High Return Equity Fund "I"                                                           260                  10,733
                                                                                                                       ---------
Total Equity Funds (Cost $1,916,007)                                                                                   1,941,665

Money Market Funds 4.2%
Scudder Cash Investment Trust "S"
(Cost $88,597)                                                                                    88,597                  88,597
                                                                                                                       ---------

                                                                                                 % of
                                                                                              Net Assets               Value ($)
                                                                                              ----------               ---------

Total Investment Portfolio  (Cost $2,004,604)                                                       97.7               2,030,262
Other Assets and Liabilities, Net                                                                    2.3                  47,062
                                                                                                                       ---------
Net Assets                                                                                         100.0               2,077,324
                                                                                                                      ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's current prospectus or Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Growth Plus Portfolio


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Growth Plus Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004